CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Jun. 29, 2019	Dec. 29, 2018	Jun. 30, 2018	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Increase (Decrease) in Stockholders' Equity
Cash dividends per share (USD per share)	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.200	$ 0.200	$ 0.180	$ 0.180
Issuance of shares under employee stock plans (in shares)									35,133	33,647	37,794
Issuance of shares under stock grant programs (in shares)									390,720	309,628	348,208
Issuance of shares under deferred compensation plans (in shares)									127,735	181,565	166,528
Repurchase of shares (in shares)									756,397	0	860,669